Significant Accounting Policies - Convenience Translation, Cash & cash equivalents and time deposits (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Cash and cash equivalents and time deposits
Convenience translation rate (RMB to USD)	6.5250			6.5250
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 4,678,109,000	¥ 4,962,660,000	¥ 3,540,031,000	$ 716,952	$ 760,561		¥ 762,882,000
Time deposits	4,720,089,000	1,844,558,000	749,385,000	723,385
Restricted cash	0	0	0
PRC Subsidiaries and Variable Interest Entities
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 2,144,500,000	¥ 1,596,000,000.0	¥ 377,800,000
Cash and cash equivalents held by PRC subsidiaries and VIEs (as a percent)	46.00%	32.00%	11.00%
Cash held in accounts managed by online payment platforms
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 42,000,000.0	¥ 26,800,000	¥ 10,800,000
Denominated in US dollars
Cash and cash equivalents and time deposits
Cash and cash equivalents	3,798,500,000	4,674,600,000	3,305,300,000	582,200	670,100	$ 481,600
Time deposits	¥ 4,705,100,000	¥ 1,844,600,000	¥ 749,400,000	$ 721,100	$ 264,400	$ 109,200